BRENDAN WOOD TOPGUN ETF

Schedule of Investments

May 31, 2025 (unaudited)

		Shares	Value
98.82%	COMMON STOCKS
9.88%	COMMUNICATION SERVICES
	Alphabet, Inc. Class C	2,951	$510,080
	Meta Platforms, Inc.	529	342,522
	T-Mobile US, Inc.	2,563	620,759
			1,473,361

7.05%	CONSUMER DISCRETIONARY
	Amazon.com, Inc.(A)	2,531	518,880
	Home Depot, Inc.	1,445	532,179
			1,051,059

4.25%	CONSUMER STAPLES
	Costco Wholesale Corp.	610	634,510

29.19%	FINANCIALS
	Brookfield Corp.	9,794	565,310
	JPMorgan Chase & Co.	2,370	625,680
	Marsh & McLennan Cos, Inc.	2,656	620,601
	Mastercard, Inc. Class A	1,070	626,592
	The Progressive Corp	2,340	666,736
	Royal Bank of Canada	4,704	595,809
	Visa, Inc. Class A	1,785	651,864
			4,352,592

7.90%	HEALTH CARE
	Danaher Corp.	2,447	464,685
	HCA Healthcare, Inc.	1,870	713,199
			1,177,884

16.82%	INDUSTRIALS
	Canadian Pacific Kansas City Southern	7,631	623,071
	Parker-Hannifin Corp.	888	590,254
	Transdigm Group, Inc.	440	646,109
	Waste Connections, Inc.	3,294	649,214
			2,508,648

  BRENDAN WOOD TOPGUN ETF

  Schedule of Investments

  May 31, 2025 (unaudited)

		Shares	Value

3.70%	INFORMATION TECHNOLOGY - HARDWARE
	Nvidia Corp.	4,078	$551,060

4.15%	INFORMATION TECHNOLOGY - SOFTWARE & SERVICES
	Microsoft Corp.	1,344	618,724

12.16%	REAL ESTATE
	AvalonBay Communities, Inc.	2,572	531,812
	Prologis, Inc.	5,362	582,313
	Welltower, Inc.	4,537	699,968
			1,814,093

3.72%	UTILITIES
	NextEra Energy, Inc.	7,862	555,372

98.82%	TOTAL COMMON STOCKS		14,737,303

98.82%	TOTAL INVESTMENTS		14,737,303

0.00%	Liabilities in excess of other assets		—
98.82%	NET ASSETS		$14,913,964

(A) Non-income producing

See Notes to Schedule of Investments.

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of May 31, 2025:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCKS	$14,737,303	$—	$—	$14,737,303
TOTAL INVESTMENTS	$14,737,303	$—	$—	$14,737,303

The cost of investments for Federal income tax purposes has been estimated a/o May 31, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income\ tax purpose is $12,638,012, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,245,349
Gross unrealized depreciation	(146,058)
Net unrealized appreciation	$2,099,291